Note 7 - Financial Results (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Results [Abstract]
Interest income (expense)	$ 6.5	$ 7.6	$ 3.6